Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2010	$ 1,769	$ 1,677,128	$ (771,167)	$ 907,730
Beginning Balance, Shares at Dec. 31, 2010	1,768,531
Repurchase and retirement of treasury shares, Shares	(16,356)
Repurchase and retirement of treasury shares, Amount	(17)	(36,528)		(36,545)
Stock-based compensation expense		101,144		101,144
Net income			239,276	239,276
Ending Balance, Amount at Dec. 31, 2011	1,752	1,741,744	(531,891)	1,211,605
Ending Balance, Shares at Dec. 31, 2011	1,752,175
Issuance of shares for acquisition of customer list from SEC Compliance Services, Inc. ("SECCS"), shares	70,000
Issuance of shares for acquisition of customer list from SEC Compliance Services, Inc. ("SECCS"), amount	70	139,930		140,000
Stock-based compensation expense, shares	95,000
Stock-based compensation expense, amount	95	415,780		415,875
Exercise of stock options, net of tax, shares	20,154
Exercise of stock options, net of tax, amount	20	43,505		43,525
Dividends		(270,590)		(270,590)
Net income			305,732	305,732
Ending Balance, Amount at Dec. 31, 2012	$ 1,937	$ 2,070,369	$ (226,159)	$ 1,846,147
Ending Balance, Shares at Dec. 31, 2012	1,937,329